Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2018
Intangible Assets Other Than Goodwill [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL

NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL

On December 13, 2018, Navios Acquisition acquired at fair value the intangible assets of Navios Midstream, consisting of favorable lease terms. Refer to Note 3.

Intangible assets as of December 31, 2018, December 31, 2017 and December 31, 2016 consisted of the following:

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2015	$—	$—	$—
Balance at December 31, 2016	$—	$—	$—
Balance at December 31, 2017	$—	$—	$—
Additions	36,900	(255)	36,645
Balance at December 31, 2018	$36,900	$(255)	$36,645

Amortization expense of favorable lease terms for the years ended December 31, 2018, 2017 and 2016 is presented in the following table:

	December 31, 2018	December 31, 2017	December 31, 2016
Favorable lease terms charter-out	(255)	—	—
Total	$(255)	$—	$—

The remaining aggregate amortization of acquired intangibles as of December 31, 2018 was as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(10,270)	$(36,645)
Total	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(10,270)	$(36,645)

Intangible assets subject to amortization are amortized using the straight-line method over their estimated useful lives to their estimated residual value of zero. Intangible assets are amortized over the remaining contract periods.